ASSETS HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 26, 2018	Apr. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain on sale of assets				$ (500)	$ (267)	$ (57)
Proceeds from sale of assets held for sale				0	$ 0	$ 15
Assets and liabilities classified as held for sale | Business services | Real Estate Brokerage Services
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proportion of ownership interest call option by associate in joint venture		33.00%
Gain on sale of assets			$ 55
Assets and liabilities classified as held for sale | Industrial operations | Infrastructure Support Manufacturing Business
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain on sale of assets				42
Proceeds from sale of assets held for sale				$ 109
Disposal groups classified as held for sale | Industrial operations | Australian Energy Operations
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain on sale of assets	$ 152